Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Financial assets:
Sundry debtors		$ 37,034,460	$ 28,076,118
Employees and officers		3,752,693	3,539,505
Total financial assets		40,787,153	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes		80,581,955	55,187,272
Special Tax on Production and Services		53,176,800	32,657,743
Other accounts receivable		2,591,360	1,944,413
Total non-financial assets:	$ 6,624,243	$ 136,350,115	$ 89,789,428